Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of geographical areas [abstract]
Schedule of Geographic Segments

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Canada, Greenland and United States (Note 7). The Company’s geographic segments are as follows:

	December 31, 2018	December 31, 2017
Equipment
Canada	11	19
Greenland	24	30
Total	35	49

	December 31, 2018	December 31, 2017
Exploration and evaluation assets
Canada	2,214	1,817
Greenland	62,257	48,671
United States	8	6
Total	64,479	50,494